Fair Value Quantitative and Qualitative Disclosures - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liability [line items]
Tranfers between levels 1,2 and 3 of the fair value hierarchy	$ 0	$ 0	$ 0